Critical Accounting Estimates and Judgements (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Sensitivity Analysis Based on 10% Increase/Decrease in Assumptions of Gross Margin, Discount Rate, Terminal Growth Rate (Details)

At December 31, 2017, and 2018 the Group has performed a sensitivity analysis increasing or decreasing the assumptions of gross margin, discount rate, and revenue and terminal growth rate by a 10%, with all the other variables held constant, as follows:

	Difference between recoverable amount and carrying amounts
	2017		2018
Goodwill
Gross margin	(10%)	+10%	(10%)	+10%
Engineering and construction	81.31%	143.63%	0.51%	41.12%
Electromechanical	197.30%	620.85%	(9.73%)	38.89%
IT equipment and services	0.32%	38.87%	42.60%	101.27%
Telecommunication services	465.17%	1339.26%	—	—

Discount rate:	(10%)	10%	(10%)	10.00%
Engineering and construction	146.07%	86.86%	39.19%	6.65%
Electromechanical	478.08%	354.39%	29.36%	2.97%
IT equipment and services	30.06%	11.25%	77.06%	48.93%
Telecommunication services	2190.66%	1967.37%	—	—

Terminal growth rate:	(10%)	+10%	(10%)	+10%
Engineering and construction	107.41%	117.91%	18.48%	23.30%
Electromechanical	402.19%	416.25%	12.90%	16.34%
IT equipment and services	18.54%	20.52%	59.73%	62.91%
Telecommunication services	2232.86%	2394.81%	—	—

	Difference between recoverable amount and carrying amounts
	2017		2018
Trademarks
Revenue growth rate:	(10%)	+10%	(10%)	+10%
Morelco	16.37%	(4.79%)	75.00%	116.27%
Vial y Vives - DSD	(40.72%)	(63.32%)	27.40%	55.71%
Adexus	22.10%	(0.10%)	21.40%	48.38%

Discount rate:	(10%)	+10%	(10%)	+10%
Morelco	(7.21%)	22.92%	126.00%	72.33%
Vial y Vives - DSD	(58.56%)	(45.65%)	29.54%	55.99%
Adexus	(2.13%)	28.02%	56.26%	18.49%
Terminal growth rate:	(10%)	+10%	(10%)	+10%

Morelco	8.61%	3.17%	91.70%	99.82%
Vial y Vives - DSD	(51.36%)	(54.47%)	38.99%	44.26%
Adexus	13.27%	8.86%	31.90%	48.38%

Summary of Sensitivity Analysis Performed Considering a 10% Increase/Decrease in Group's Gross Margins

As of December 31, 2016, 2017 and 2018, a sensitivity analysis was performed considering a 10% increase/decrease in the Group’s gross margins, as follows:

	2016	2017	2018
Revenues	2,713,013	2,214,108	1,961,100
Gross profit	29,310	106,902	32,685
%	1.08	4.83	1.67
Plus 10%	1.19	5.31	1.84

Increase in profit before income tax	2,975	10,667	3,399

	32,285	117,569	36,084

Less 10%	0.97	4.35	1.50

Decrease in profit before income tax	(2,975)	(10,667)	(3,399)

	26,335	96,235	29,286

Disclosure of Adjustments of Financial Statements

as a result, the following adjustments were included in the financial statements of our subsidiary GyM S.A., resulting in a loss of S/15.2 million:

S/000
Income for debt forgiveness (i)	431,484
Indemnification income	33,600
Work in progress impairment (ii)	(410,199)
Other provisions	(24,915)
Inventories impairment (iii)	(33,824)
Financial expenses	(7,004)
Property, plant and equipment impairment	(4,143)
Others (liability) asset, net	(164)

(15,165)

(i)	The extinguished trade accounts payable relates to the recognition of the project estimated margin recorded as a liability (Note 2.17).
(ii)	The recoverable of work in progress relates to the minimum secured payment to be obtained from GSP.
(iii)	Inventories are assets specific in nature and cannot be traded in an active market.